Derivatives Instruments (Realized and Unrealized Gains (Losses) on Other Derivatives) (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Equity derivative hedges, return of shares	2.9
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	$ 17	$ (24)
FX forwards | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	0	0
FX forwards | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	28	(18)
Realized gains (loss)	(11)	(6)
Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains (loss)	(9)	(22)
Equity derivatives | OM&G
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	4	(5)
Realized gains (loss)	(13)	(17)
Equity derivatives | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss)	0	0
Realized gains (loss)	$ 0	$ 0